Share-Based Compensation Expense (Details) - Schedule of fair value of restricted stock awards	6 Months Ended
Jun. 30, 2021 $ / shares shares
Restricted Stock Awards [Member]
Share-Based Compensation Expense (Details) - Schedule of fair value of restricted stock awards [Line Items]
Number of shares, Non-vested, at beginning of period | shares	446,332
Weighted-average grant-date fair value per share, Non-vested, at beginning of period | $ / shares	$ 0.24
Number of shares, Granted | shares
Weighted-average grant-date fair value per share Granted | $ / shares
Number of shares, Vested | shares
Weighted-average grant-date fair value per share, Vested | $ / shares
Number of shares, Cancelled or forfeited | shares
Weighted-average grant-date fair value per share, Cancelled or forfeited | $ / shares
Number of shares, Non-vested, at end of period | shares	446,332
Weighted-average grant-date fair value per share, Non-vested, at end of period | $ / shares	$ 0.24
Restricted Stock Units [Member]
Share-Based Compensation Expense (Details) - Schedule of fair value of restricted stock awards [Line Items]
Number of shares, Non-vested, at beginning of period | shares
Weighted-average grant-date fair value per share, Non-vested, at beginning of period | $ / shares
Number of shares, Granted | shares	377,373
Weighted-average grant-date fair value per share Granted | $ / shares	$ 7.19
Number of shares, Vested | shares
Weighted-average grant-date fair value per share, Vested | $ / shares
Number of shares, Cancelled or forfeited | shares	(3,567)
Weighted-average grant-date fair value per share, Cancelled or forfeited | $ / shares	$ 14.17
Number of shares, Non-vested, at end of period | shares	373,806
Weighted-average grant-date fair value per share, Non-vested, at end of period | $ / shares	$ 7.12